Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per Unit and Cash Distributions
Net income	$ 8,176	$ 21,681	$ 21,045	$ 52,405
Less: Series A Preferred unitholders' interest in net income	1,800	1,800	3,600	3,600
Net income attributable to the unitholders of KNOT Offshore Partners LP	6,376	19,881	17,445	48,805
Less: Distributions	18,034	18,034	36,068	36,068
Under (over) distributed earnings	$ (11,658)	$ 1,847	$ (18,623)	$ 12,737
Weighted average units outstanding (basic):
General Partner	615	615	615	615
Weighted average units outstanding (diluted):
General Partner	615	615	615	615
Earnings per unit (basic):
General Partner	$ 0.191	$ 0.597	$ 0.524	$ 1.465
Earnings per unit (diluted):
General Partner	0.191	0.597	0.524	1.465
Cash distributions declared and paid in the period per unit	0.520	0.520	1.040	1.040
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.520	$ 0.520	$ 1.040	$ 1.040
Common Units
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	$ 6,258	$ 19,514	$ 17,123	$ 47,904
Weighted average units outstanding (basic):
Weighted average units outstanding, basic	32,694	32,694	32,694	32,694
Weighted average units outstanding (diluted):
Weighted average units outstanding, diluted	32,694	36,355	32,694	36,360
Earnings per unit (basic):
Earnings per unit (basic)	$ 0.191	$ 0.597	$ 0.524	$ 1.465
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 0.191	$ 0.585	$ 0.524	$ 1.415
Limited Partner | Common Units
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ (11,442)	$ 1,813	$ (18,279)	$ 12,502
General Partner Unit
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	118	367	322	901
Under (over) distributed earnings	(215)	34	(344)	235
IDR Holders
Earnings per Unit and Cash Distributions
Net income	700	700	1,400	1,400
Less: Distributions	$ 700	$ 700	$ 1,400	$ 1,400